Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2022, and 2021 are as follows:

	Underlying Asset	Type of Settlement	12.31.22(*)	12.31.21(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	171,179,833	149,481,259
Sales	Foreign currency	Daily difference	133,683,779	112,475,076
Customers´ Purchases	Foreign currency	Daily difference	16,063,178	19,795,639
Customers´ Sales	Foreign currency	Daily difference	78,450,690	61,162,843
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	—	630,222
Forward Sales	Government Securities	With delivery of the underlying asset	126,196,373	398,928,496
Options
Put options taken	Government Securities	With delivery of the underlying asset	250,818,157	—
Put options taken	Foreign currency	With delivery of the underlying asset	37,280,188	—
(*)Notional values.